Segment information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information
3	Segment information
The Group manages its businesses by divisions, which are organized by a mixture of both business lines (products and services) and geographical locations. The Group has identified the following two reportable segments in a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker (“CODM”) for the purposes of resource allocation and performance assessment.
The Group’s operating and reportable segments are
as follows:

1.	Prevention being the design and sale of genetics testing (including update services) and stool-based DNA tests for early colorectal cancer screening.

2.	Diagnostic being the sale of COVID-19 testing services and products.
Information regarding the results of each reportable segment is included below. Performance is measured based on segment gross profit, as included in the internal management reports that are reviewed by the CODM. The CODM does not evaluate operating segments using asset information.

	Prevention $	Diagnostics $	Unallocated $	Total $
For the six months ended June 30, 2022
Revenue	7,685,728	136,074,589	—	143,760,317
Gross profit	2,952,344	55,777,344	(996,930)	57,732,758
For the six months ended June 30, 2021
Revenue	8,001,423	128,476,057	—	136,477,480
Gross profit	3,684,918	53,849,539	(908,366)	56,626,091

The following table presents a summary of revenue by region based on the location of domiciliation and the amounts of non-current
assets based on the location of the asset. The Group geographically categorizes a sale based on the region in which the entity is domiciled in.

(i)	Revenue
Revenue by regions were as follows:

	For the six months ended June 30,
	2022 $	2021 $
Hong Kong	94,087,178	68,843,553
United Kingdom	49,673,139	67,633,927

	143,760,317	136,477,480

(ii)	Non-current assets
Non-current
assets (excluding deferred tax assets) by regions were as follows:

	June 30, 2022 $	December 31, 2021 $
Hong Kong	19,941,988	10,993,322
United Kingdom	26,809,087	30,334,739
Rest of the world	314,290	207,026

Total non-current assets	47,065,365	41,535,087

3	Segment information
The Group manages its businesses by divisions, which are organized by a mixture of both business lines (products and services) and geography. The Group has identified the following two reportable segments in a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker (“CODM”) for the purposes of resource allocation and performance assessment.
The Group’s operating and reportable segments are as follows:

1.	Prevention being the design and sale of genetics testing (including update services) and stool-based DNA tests for early colorectal cancer screening.

2.	Diagnostic being the sale of COVID-19 testing services and products.

Information regarding the results of each reportable segment is included below. Performance is measured based on segment gross profit, as included in the internal management reports that are reviewed by the CODM. The CODM does not evaluate operating segments using asset information.

	Prevention $	Diagnostics $	Unallocated $	Total $
2021
Revenue	16,571,535	259,281,218	—	275,852,753
Gross profit	7,546,593	100,125,889	(1,541,271)	106,131,211
2020
Revenue	14,264,972	50,914,543	—	65,179,515
Gross profit	6,332,833	20,983,200	(971,214)	26,344,819
2019
Revenue	9,233,089	—	—	9,233,089
Gross profit	3,545,335	—	(830,041)	2,715,294
The following table presents a summary of revenue by region based on the location of domiciliation and the amounts of non-current assets based on the location of the asset. The Group geographically categorizes a sale based on the region in which the entity is domiciled in.
(i) Revenue
Revenue by regions were as follows:

	Year ended December 31,
	2021 $	2020 $	2019 $
Hong Kong	124,926,420	35,411,518	4,155,830
United Kingdom	150,926,333	29,767,997	5,077,259

Total revenue	275,852,753	65,179,515	9,233,089

(ii) Non-current assets
Non-current assets (excluding interest in a joint venture and deferred tax assets) by regions were as follows:

	December 31,
	2021 $	2020 $	2019 $
Hong Kong	10,993,322	3,419,570	2,219,826
United Kingdom	30,334,739	29,510,377	10,115,781
Rest of the world	207,026	45,460	60,718

Total non-current assets	41,535,087	32,975,407	12,396,325

(iii) Major customers and suppliers
For the year ended December 31, 2021, the Group’s customer base includes two customers with whom transactions individually have exceeded 10% of the Group’s revenue. The revenue from these two customers accounted for approximately 14% and 11% of the Group’s revenue, respectively. For the year ended December 31, 2020, the Group’s customer base includes two customers with whom transactions individually have exceeded 10% of the Group’s revenue. The revenue from these two customers accounted for approximately 20% and 20% of the Group’s revenue, respectively. For the year ended December 31, 2019, the Group’s customer base includes two customers with whom transactions individually have exceeded 10% of the Group’s revenue. The revenue from these two customers accounted for approximately 13% and 10% of the Group’s revenue, respectively.
For the year ended December 31, 2021, the Group’s supplier base has no suppliers with whom transactions individually have exceeded 10% of the Group’s direct costs. For the year ended December 31, 2020, the Group’s supplier base includes three suppliers with whom transactions individually have exceeded 10% of the Group’s direct costs. The direct costs from these three suppliers accounted for approximately 16%, 13% and 13% of the Group’s direct costs, respectively. For the year ended December 31, 2019, the Group’s supplier base includes two suppliers with whom transactions individually have exceeded 10% of the Group’s direct costs. The direct costs from these two suppliers accounted for approximately 24% and 11% of the Group’s direct costs, respectively